================================================================================

                                 Annual Report

                        [HARTFORD LEADERS LOGO OF BUCK]

                                    HARTFORD
                                    LEADERS
                    suite of tax-deferred variable annuities

                        Hartford Life Insurance Company
                    Hartford Life & Annuity Insurance Company
                               December 31, 2002

================================================================================

-------------------------------------------------------------
NOT FDIC/NCUA INSURED  | MAY LOSE VALUE  |  NO BANK GUARANTEE
                                                              [Not FDIC]
-------------------------------------------------------------
                                                              [Not BANK]
NOT A DEPOSIT |  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------

 HARTFORD MONEY MARKET HLS FUND

 STATEMENT OF NET ASSETS
 DECEMBER 31, 2002
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
 AMOUNT                                                            VALUE
---------                                                        ----------
COMMERCIAL PAPER -- 63.6%
$ 10,000    7-Eleven, Inc.
              1.39% due 02/13/03..............................   $    9,983
  10,000    7-Eleven, Inc.
              1.39% due 02/14/03..............................        9,983
   4,600    7-Eleven, Inc.
              1.60% due 01/09/03..............................        4,598
  20,000    7-Eleven, Inc.
              1.60% due 01/17/03..............................       19,986
  31,000    Abbott Laboratories
              1.27% due 01/09/03..............................       30,991
  34,000    Abbott Laboratories
              1.29% due 02/11/03..............................       33,953
  50,000    American Express Credit Corp.
              1.34% due 03/31/03..............................       49,834
  34,000    American General Finance Corp.
              1.32% due 03/10/03..............................       33,915
  10,000    American Honda Finance Corp.
              1.33% due 02/11/03..............................        9,985
  20,000    Bemis Co., Inc.
              1.34% due 01/14/03..............................       19,990
  15,000    Bradford & Bingley PLC
              1.53% due 02/07/03..............................       14,976
  40,000    Bradford & Bingley PLC
              1.74% due 03/24/03..............................       39,841
  42,000    Cafco Holding Corp.
              1.32% due 01/29/03..............................       41,957
  18,000    Cafco Holding Corp.
              1.34% due 02/10/03..............................       17,973
  25,000    Cargill, Inc.
              1.74% due 01/24/03..............................       24,972
  17,000    Caterpillar Financial Services
              1.30% due 02/26/03..............................       16,966
  55,000    Coca-Cola Co. (The)
              1.67% due 01/28/03..............................       54,931
  40,500    Diageo Capital PLC
              1.29% due 03/12/03..............................       40,398
  21,000    Diageo Capital PLC
              2.86% due 03/18/03..............................       20,873
  50,000    Federal Home Loan Mortgage Association
              1.26% due 06/30/03..............................       49,685
  21,000    Federal Home Loan Mortgage Association
              1.69% due 01/16/03..............................       20,985
  40,000    Federal National Mortgage Association
              1.70% due 01/08/03..............................       39,987
   8,500    Federal National Mortgage Association
              1.70% due 01/08/03..............................        8,497
  55,000    Gannett Co., Inc.
              1.29% due 01/02/03..............................       54,998
  21,000    International Lease Finance Corp.
              1.35% due 01/06/03..............................       20,996
  29,000    Johnson & Johnson
              1.29% due 04/22/03..............................       28,885
  36,000    Johnson & Johnson
              1.73% due 01/23/03..............................       35,962
  25,000    Lehman Brothers Holdings, Inc.
              1.725% due 03/28/03.............................       25,000
  25,000    Merck & Co., Inc.
              1.30% due 01/14/03..............................       24,988

PRINCIPAL                                                          MARKET
 AMOUNT                                                            VALUE
---------                                                        ----------
$ 40,000    Merck & Co., Inc.
              1.31% due 01/27/03..............................   $   39,962
  10,000    Morgan (J.P.) Chase & Co.
              1.935% due 01/30/03.............................       10,001
  40,000    Nationwide Building Society
              1.67% due 02/04/03..............................       39,937
  23,000    Nestle Capital Corp.
              1.30% due 03/05/03..............................       22,948
  42,000    Nestle Capital Corp.
              1.33% due 06/05/03..............................       41,759
  22,000    Nordea North America, Inc.
              1.32% due 04/28/03..............................       21,906
  43,000    Nordea North America, Inc.
              1.72% due 02/25/03..............................       42,887
  13,000    Northern Rock PLC
              1.34% due 03/18/03..............................       12,963
   9,700    Northern Rock PLC
              1.70% due 01/28/03..............................        9,688
  41,844    Northern Rock PLC
              1.70% due 02/11/03..............................       41,763
  20,000    Old Line Funding Corp.
              1.33% due 01/06/03..............................       19,996
  16,000    Old Line Funding Corp.
              1.35% due 02/12/03..............................       15,975
  10,000    Old Line Funding Corp.
              1.36% due 01/03/03..............................        9,999
   6,800    Old Line Funding Corp.
              1.36% due 01/14/03..............................        6,797
  27,225    Pfizer, Inc.
              1.66% due 01/24/03..............................       27,195
  20,000    Pfizer, Inc.
              1.73% due 01/21/03..............................       19,981
  25,000    Procter & Gamble Co. (The)
              1.67% due 05/05/03..............................       24,856
  10,000    Salomon Smith Barney Holdings, Inc.
              1.34% due 03/03/03..............................        9,977
  47,000    Sara Lee Corp.
              1.39% due 01/27/03..............................       46,953
  28,000    Spintab, Inc.
              1.33% due 04/07/03..............................       27,901
  36,000    Spintab, Inc.
              1.67% due 02/03/03..............................       35,945
  65,000    State Street Corp.
              1.30% due 03/17/03..............................       64,824
  20,000    Svenska Handelsbanken, Inc.
              1.33% due 04/22/03..............................       19,918
  12,000    Svenska Handelsbanken, Inc.
              1.63% due 03/12/03..............................       11,962
   5,000    Svenska Handelsbanken, Inc.
              1.63% due 03/18/03..............................        4,983
  18,000    Svenska Handelsbanken, Inc.
              1.65% due 03/31/03..............................       17,927
  40,000    Toronto-Dominion Holdings (USA), Inc.
              1.34% due 04/23/03..............................       39,834
  10,000    Toyota Motor Credit Corp.
              1.32% due 01/27/03..............................        9,990
   8,050    UBS Finance (Deleware), Inc.
              1.30% due 03/26/03..............................        8,026
  35,000    UBS Finance (Deleware), Inc.
              1.34% due 03/19/03..............................       34,900

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 DECEMBER 31, 2002
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
 AMOUNT                                                            VALUE
---------                                                        ----------
COMMERCIAL PAPER -- (CONTINUED)
$ 25,000    Washington Post Co.
              1.33% due 03/03/03..............................   $   24,944
  35,400    Washington Post Co.
              1.55% due 01/13/03..............................       35,382
  34,000    Wyeth
              1.90% due 01/21/03..............................       33,964
                                                                 ----------
                                                                  1,642,131
                                                                 ----------
            Total commercial paper............................   $1,642,131
                                                                 ==========
CORPORATE NOTES -- 31.2%
$ 55,000    Bank One Corp.
              1.63% due 02/18/03..............................   $   55,019
  42,000    Bank of New York Co., Inc. (The)
              1.848% due 10/30/03.............................       42,035
  25,000    Cargill, Inc.
              1.69% due 01/10/03..............................       24,989
   8,000    General Electric Capital Corp.
              1.898% due 10/22/03.............................        8,011
  21,500    General Electric Capital Corp.
              5.375% due 01/15/03.............................       21,524
  32,000    General Electric Capital Corp.
              7.00% due 02/03/03..............................       32,119
  37,000    Goldman Sachs Group, Inc. (The)
              1.656% due 02/03/03.............................       37,000
 =27,000    Honda Motor Corp.
              1.81% due 01/13/03..............................       27,000
 =28,000    Honda Motor Corp.
              1.81% due 10/21/03..............................       27,993
  41,500    Key Bank N.A.
              1.70% due 02/07/03..............................       41,505
   9,750    Lehman Brothers Holdings, Inc.
              2.17% due 04/04/03..............................        9,758
   4,500    Lehman Brothers Holdings, Inc.
              6.25% due 04/01/03..............................        4,549
   5,000    Lehman Brothers Holdings, Inc.
              7.00% due 05/15/03..............................        5,095
  52,000    Merrill Lynch & Co., Inc.
              1.55% due 06/24/03..............................       52,023
  17,000    Morgan (J.P.) Chase & Co.
              1.53% due 02/20/03..............................       17,004
  32,000    Morgan (J.P.) Chase & Co.
              1.53% due 03/06/03..............................       32,008
  40,000    Morgan Stanley Dean Witter & Co.
              1.62% due 02/21/03..............................       40,015
   7,000    Morgan Stanley Dean Witter & Co.
              1.859% due 05/05/03.............................        7,006
  13,000    Morgan Stanley Dean Witter & Co.
              7.125% due 01/15/03.............................       13,026
  20,000    Nationwide Building Society
              1.42% due 02/14/03..............................       20,000
  32,000    SBC Communications, Inc.
              1.38% due 03/14/03..............................       32,000
  55,000    Salomon Smith Barney Holdings, Inc.
              1.355% due 05/09/03.............................       55,000

PRINCIPAL                                                          MARKET
 AMOUNT                                                            VALUE
---------                                                        ----------
$ 55,000    Toyota Motor Credit Corp.
              1.369% due 11/24/03.............................   $   55,000
  22,000    US Bancorp
              1.65% due 09/15/03..............................       22,042
  38,000    US Bancorp
              1.937% due 02/03/03.............................       38,010
  55,000    Wachovia Bank N.A.
              1.773% due 10/20/03.............................       55,000
  30,000    Wells Fargo & Co.
              1.359% due 11/24/03.............................       30,000
                                                                 ----------
                                                                    804,731
                                                                 ----------
            Total corporate notes.............................   $  804,731
                                                                 ==========
REPURCHASE AGREEMENT -- 5.8%
$150,471    Joint Repurchase Agreement
              (See Note 2(d))
              1.10% due 01/02/03..............................   $  150,471
                                                                 ----------
            Total repurchase agreement........................   $  150,471
                                                                 ==========

DIVERSIFICATION OF NET ASSETS:
Total commercial paper (cost
  $1,642,131)..........................   63.6%  $1,642,131
Total corporate notes (cost
  $804,731)............................   31.2      804,731
Total repurchase agreements (cost
  $150,471)............................    5.8      150,471
                                         -----   ----------
Total investment in securities
  (total cost $2,597,333)..............  100.6    2,597,333
Cash, receivables and other assets.....    0.3        5,731
Payable for fund shares redeemed.......   (0.8)     (19,482)
Dividends payable......................   (0.1)      (2,170)
Payable for accounting services........   (0.0)          (3)
Other liabilities......................   (0.0)         (39)
                                         -----   ----------
Net assets.............................  100.0%  $2,581,370
                                         =====   ==========

SUMMARY OF NET ASSETS:
Capital stock, par value 0.10 per share;
  7,000,000 shares authorized; 2,581,370 shares
  outstanding..................................  $  258,137
Paid in capital................................   2,323,233
                                                 ----------
Net assets.....................................  $2,581,370
                                                 ==========

Class IA
  Net asset value per share ($2,319,456 / 2,319,456
    shares outstanding)(6,000,000 shares
    authorized)....................................  $1.00
                                                     =====
Class IB
  Net asset value per share ($261,914 / 261,914
    shares outstanding)(1,000,000 shares
    authorized)....................................  $1.00
                                                     =====

    = Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the market value of these securities amounted to $54,993 or 2.1% of net assets.

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 STATEMENT OF OPERATIONS
 FOR THE PERIOD ENDED DECEMBER 31, 2002
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                HARTFORD
                                                              MONEY MARKET
                                                                HLS FUND
                                                              ------------
INVESTMENT INCOME:
  Interest..................................................    $43,756
                                                                -------
    Total investment income.................................     43,756
                                                                -------
  EXPENSES:
  Investment advisory fees..................................      5,696
  Administrative services fees..............................      4,557
  Accounting services.......................................        456
  Custodian fees, gross.....................................         12
  Board of Directors fees...................................         18
  Shareholder reports fees..................................        204
  Distribution Fees -- Class IB.............................        508
  Other expenses............................................        221
                                                                -------
    Total expenses (before waivers and offsets).............     11,672
  Custodian fees offset.....................................          6
  Distribution Fees -- Class IB waived......................         37
                                                                -------
    Total expenses, net.....................................     11,629
                                                                -------
  Net investment income (loss)..............................     32,127
                                                                -------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions.........        100
                                                                -------
  Net realized and unrealized gain (loss) on investments....        100
                                                                -------
  Net increase (decrease) in net assets resulting from
    operations..............................................    $32,227
                                                                =======

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 STATEMENTS OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 HARTFORD MONEY MARKET HLS FUND
                                                              -------------------------------------
                                                               FOR THE PERIOD      FOR THE PERIOD
                                                                    ENDED               ENDED
                                                              DECEMBER 31, 2002   DECEMBER 31, 2001
                                                              -----------------   -----------------
OPERATIONS:
  Net investment income (loss)..............................     $   32,127          $   60,211
  Net realized gain (loss) on investments...................            100                  21
                                                                 ----------          ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................         32,227              60,232
                                                                 ----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................        (29,732)            (57,052)
    Class IB................................................         (2,395)             (3,180)
  From net realized gain on investments
    Class IA................................................            (93)                 --
    Class IB................................................             (7)                 --
                                                                 ----------          ----------
    Total distributions.....................................        (32,227)            (60,232)
                                                                 ----------          ----------
CAPITAL SHARE TRANSACTIONS:
    Class IA................................................        451,936             625,245
    Class IB................................................        109,785             115,859
                                                                 ----------          ----------
  Net increase (decrease) from capital share transactions...        561,721             741,104
                                                                 ----------          ----------
  Net increase (decrease) in net assets.....................        561,721             741,104
NET ASSETS:
  Beginning of period.......................................      2,019,649           1,278,545
                                                                 ----------          ----------
  End of period.............................................     $2,581,370          $2,019,649
                                                                 ==========          ==========

The accompanying notes are an integral part of this financial statement.

                      (This page intentionally left blank)

 HARTFORD MONEY MARKET HLS FUND

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                               -- SELECTED PER-SHARE DATA (3) --
                                                              ------------------------------------------------------------------
                                                               NET ASSET            NET               TOTAL           DIVIDENDS
                                                                VALUE AT         INVESTMENT           FROM             FROM NET
                                                               BEGINNING           INCOME          INVESTMENT         INVESTMENT
                                                               OF PERIOD           (LOSS)          OPERATIONS           INCOME
                                                              ------------       ----------       -------------       ----------
HARTFORD MONEY MARKET HLS FUND
   For the Year Ended December 31, 2002
   Class IA.................................................       1.00              0.01              0.01              (0.01)
   Class IB.................................................       1.00              0.01              0.01              (0.01)
   For the Year Ended December 31, 2001
   Class IA.................................................       1.00              0.04              0.04              (0.04)
   Class IB.................................................       1.00              0.04              0.04              (0.04)
   For the Year Ended December 31, 2000
   Class IA.................................................       1.00              0.06              0.06              (0.06)
   Class IB.................................................       1.00              0.06              0.06              (0.06)
   For the Year Ended December 31, 1999
   Class IA.................................................       1.00              0.07              0.07              (0.07)
   Class IB.................................................       1.00              0.07              0.07              (0.07)
   For the Year Ended December 31, 1998
   Class IA.................................................       1.00              0.05              0.05              (0.05)
   From inception April 1, 1998 through December 31, 1998
   Class IB.................................................       1.00              0.04              0.04              (0.04)

---------------
(1) Annualized.
(2) Not annualized.
(3) Information presented relates to a share of capital stock outstanding for the indicated period.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                  -- RATIOS AND SUPPLEMENTAL DATA --
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       RATIO OF
                                                                                       RATIO OF         RATIO OF         NET
                       NET INCREASE                                  NET ASSETS        EXPENSES         EXPENSES      INVESTMENT
                       (DECREASE) IN      NET ASSET                   AT END OF       TO AVERAGE       TO AVERAGE       INCOME
         TOTAL          NET ASSETS         VALUE AT       TOTAL        PERIOD         NET ASSETS       NET ASSETS     TO AVERAGE
     DISTRIBUTIONS         VALUE        END OF PERIOD     RETURN   (000'S OMITTED)   AFTER WAIVERS   BEFORE WAIVERS   NET ASSETS
    ----------------   -------------   ----------------   ------   ---------------   -------------   --------------   ----------
        $ (0.01)          $    --           $ 1.00         1.47%     $2,319,456           0.49%           0.49%          1.43%
          (0.01)               --             1.00         1.24         261,914           0.72            0.74           1.20
          (0.04)               --             1.00         3.87       1,867,520           0.48            0.48           3.58
          (0.04)               --             1.00         3.68         152,129           0.66            0.73           3.40
          (0.06)               --             1.00         6.10       1,242,275           0.48            0.48           5.91
          (0.06)               --             1.00         5.91          36,270           0.66            0.73           5.73
          (0.07)               --             1.00         4.89       1,257,436           0.47            0.47           4.81
          (0.07)               --             1.00         4.71           8,804           0.65            0.72           4.63
          (0.05)               --             1.00         5.25         872,486           0.45            0.45           5.12
          (0.04)               --             1.00         3.76(2)        2,179           0.64(1)         0.64(1)        4.81(1)

 HARTFORD MONEY MARKET HLS FUND

 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 2002
 (000'S OMITTED)
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     Hartford Money Market HLS Fund (the "Fund") is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund is a component of The Hartford HLS Mutual Funds (the "Mutual Funds").

     The Fund serves as the underlying investment vehicle for certain variable annuity and variable life insurance separate accounts and group pension contracts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, The Hartford Life Insurance Companies) as well as certain qualified retirement plans. The Hartford Life Insurance Companies are affiliates of the Fund.

     The Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended. Income and expenses, realized and unrealized capital gains and losses are allocated to each class the Fund based on the ratio of prior day's net assets.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions -- Security transactions are recorded on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

     b) Security Valuation -- Short-term securities held in the Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value.

     c) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are handled through the Fund's custodian, State Street Bank.

         The Fund, together with other investment management companies having investment advisory agreements with The Hartford Investment Management Company (HIMCO) have an interest in a $474,364 joint repurchase agreement dated 12/31/02 with State Street Bank, 1.10% due 01/02/03. This joint repurchase agreement is collateralized by $324,384 U.S. Treasury Bonds 5.50% - 12.00% due 05/15/2005 - 08/15/2028 and $150,009
         U.S. Treasury Notes 3.625% due 03/31/2004. The maturity amount is $150,480.

     d) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by HIMCO. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

     e) Federal Income Taxes -- For federal income tax purposes, the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

     f) Fund Share Valuation and Distributions to Shareholders -- Orders for the Fund's shares are executed in accordance with the investment instructions of the contract holders. Interest income and expenses are accrued on a daily basis. The net asset value of the Fund's shares is determined as of the close of each business day of the New

--------------------------------------------------------------------------------

        York Stock Exchange (the Exchange). Orders for the purchase of the Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value. Hartford Money Market HLS Fund seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are declared daily and distributed monthly.

     g) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

     h) Illiquid Securities -- The Fund is permitted to invest up to 10% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund's net asset value per share. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors. As of December 31, 2002, the Fund did not hold any illiquid securities.

3.   EXPENSES:

     a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Fund pursuant to investment management agreements approved by the Fund's Board of Directors and shareholders. The rate of compensation paid to HL Advisors for services rendered was 0.25% per annum based on the average daily net assets of the Fund.

         Pursuant to investment services agreements between HL Advisors and HIMCO, HIMCO provides the day-to-day investment management services to the Fund. HIMCO is a wholly-owned subsidiary of The Hartford. HIMCO determines the purchase and sale of portfolio securities and places such orders for execution in the name of the Fund. In conjunction with their investment activity, HIMCO regularly furnishes reports to the Fund's Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Fund.

     b) Administrative Services Agreement -- Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and the Fund, HL provides administrative services to the Fund and receives monthly compensation at the annual rate of 0.20% of each Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, accounting, custody, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HL or any other related company.

         Accounting Services Agreement -- Under the Fund Accounting Agreement between HL and the Fund, HL provides accounting services to the Funds and receives monthly compensation at the annual rate of .02% of each Fund's average daily net assets.

     c) Operating Expenses -- Allocable expenses of the Fund are charged to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the Mutual Funds. Non-allocable expenses are charged to the Fund based on specific identification.

     d) Expense Offset -- The Fund has entered into certain expense offset arrangements with the Custodian Bank. The amount of the Fund's expense reductions is shown on the accompanying Statement of Operations as Custodian fees expense offset.

 HARTFORD MONEY MARKET HLS FUND

 DECEMBER 31, 2002
 (000'S OMITTED)
--------------------------------------------------------------------------------

     e) Distribution Plan for Class IB shares -- The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

         Although the Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive 0.07% of the fee until April 30, 2002. Beginning May 1, 2002 the full 0.25% was charged. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.   DISTRIBUTION TO SHAREHOLDERS:

     The tax character of distribution paid by the Fund during 2001 and 2002 from ordinary income was $60,232 and $32,227, respectively. As of December 31, 2002, the Fund's distributable earnings on a tax basis was undistributed ordinary income of $0 (Rounds to zero due to the presentation of the financial statements in thousands).

5.   CAPITAL SHARE TRANSACTIONS:

     The following information is for the year ended December 31, 2002:

                                                                     CLASS IA                 CLASS IB
                                                             ------------------------   --------------------
                                                               SHARES       AMOUNT       SHARES     AMOUNT
                                                             ----------   -----------   --------   ---------
        HARTFORD MONEY MARKET HLS FUND
        Shares sold........................................   7,433,161   $ 7,433,161    390,278   $ 390,278
        Shares issued in merger............................     122,443       122,443
        Shares issued on reinvestment of distributions.....      29,756        29,756      2,405       2,405
        Shares redeemed....................................  (7,133,424)   (7,133,424)  (282,898)   (282,898)
                                                             ----------   -----------   --------   ---------
        Net Increase.......................................     451,936   $   451,936    109,785   $ 109,785
                                                             ==========   ===========   ========   =========

     The following information is for the year ended December 31, 2001:

                                                                     CLASS IA                 CLASS IB
                                                             ------------------------   --------------------
                                                               SHARES       AMOUNT       SHARES     AMOUNT
                                                             ----------   -----------   --------   ---------
        HARTFORD MONEY MARKET HLS FUND
        Shares sold........................................  10,370,478   $10,370,478    596,786   $ 596,786
        Shares issued on reinvestment of distributions.....      57,052        57,052      3,180       3,180
        Shares redeemed....................................  (9,802,285)   (9,802,285)  (484,107)   (484,107)
                                                             ----------   -----------   --------   ---------
        Net Increase (Decrease)............................     625,245   $   625,245    115,859   $ 115,859
                                                             ==========   ===========   ========   =========

6.   FUND MERGER:

     REORGANIZATION OF FORTIS MONEY MARKET SERIES (A SERIES OF HARTFORD HLS SERIES FUND II, INC.). At a special meeting of shareholders, held on April 29, 2002, shareholders of Fortis Money Market Series (the "Fund") approved a proposed Agreement and Plan of Reorganization between the Hartford HLS Series II Fund, Inc. and the Hartford HLS Mutual Funds (the "Plan").

--------------------------------------------------------------------------------

     Under the terms of the Plan, and pursuant to the approval by shareholders of the Fund, the assets of the Fund were acquired by the Hartford Money Market HLS Fund on April 30, 2002. The Hartford Money Market HLS Fund acquired the Fund's assets in exchange for the Hartford Money Market HLS Fund's shares, which were distributed pro rata by the Fund to the holders of its shares on April 30, 2002, in complete liquidation of the Fund. The merger was effective with the close of business on April 30, 2002.

     The merger was accomplished by a tax free exchange as detailed below:

        HARTFORD MONEY MARKET HLS FUND                                 CLASS IA    CLASS IB
        ------------------------------                                ----------   --------
        Net assets of Fortis Money Market on April 30, 2002.........     122,443         --
        Fortis Money Market shares exchanged........................      11,346         --
        Hartford Money Market shares issued.........................     122,443         --
        Net assets of Hartford Money Market immediately before the
          merger....................................................   1,794,364    166,561
        Net assets of Hartford Money Market immediately after the
          merger....................................................   1,916,807    166,561

     The Fortis Money Market Series had capital stock of $122,443.

8.   CHANGE IN INDEPENDENT AUDITORS (UNAUDITED):

     On April 30, 2002, Ernst & Young LLP, wit the approval of The Board of Directors and the Audit Committee, replaced Arthur Andersen LLP as independent auditors of the Hartford Money Market HLS Fund. The reports of Arthur Andersen LLP on the financial statements and financial highlights of the Funds for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the two most recent fiscal years and through April 30, 2002, there were no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference thereto in their report on the financial statements for such years.

 REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

 TO THE SHAREHOLDERS OF HARTFORD MONEY MARKET
 HLS FUND AND BOARD OF DIRECTORS OF
 HARTFORD SERIES FUND, INC.
--------------------------------------------------------------------------------

We have audited the accompanying statement of net assets of the Hartford Money Market HLS Fund (one of the portfolios comprising Hartford Series Fund, Inc.) (the "Fund") as of December 31, 2002, and the related statement of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2001 and the financial highlights for each of the four years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 6, 2002, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hartford Money Market HLS Fund at December 31, 2002, the results of its operations, the changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                          Ernst & Young LLP Logo

Boston, Massachusetts
February 5, 2003

 HARTFORD MONEY MARKET HLS FUND

 BOARD OF DIRECTORS AND OFFICER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Directors ("Board") is responsible for overall management of the Fund. The Board may exercise all powers of the Fund, except those powers which are conferred solely upon or reserved to the shareholders. The Fund's Statement of Additional Information (SAI) includes additional information about the Board and is available without charge, upon request, by calling 1-800-862-6668. The following table provides information about the members of the Board, as well as officers of the Fund.

NON-INTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                              TERM OF                                           PORTFOLIOS IN
                            POSITION HELD   OFFICE* AND                                         FUND COMPLEX          OTHER
                              WITH THE       LENGTH OF          PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY      TIME SERVED           DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
WINIFRED E. COLEMAN           Director         Since     Ms. Coleman has served as President         75        None
(age 70)                                       1995      of Saint Joseph College since 1991
c/o Hartford Mutual Funds                                and President of Cashel House, Ltd.
P.O. Box 2999                                            (retail) since 1985.
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------
DR. ROBERT M. GAVIN           Director         Since     Dr. Gavin is an educational                 75        Dr. Gavin is a
(age 62)                                       2002      consultant. Prior to September 1,                     Director of Systems
c/o Hartford Mutual Funds                                2001, he was President of Cranbrook                   & Computer
P.O. Box 2999                                            Education Community, and prior to                     Technology
Hartford, CT 06104-2999                                  July 1996, he was President of                        Corporation.
                                                         Macalester College, St. Paul,
                                                         Minnesota.
-----------------------------------------------------------------------------------------------------------------------------------
DUANE E. HILL                 Director         Since     Mr. Hill is Partner Emeritus and a          75        None
(age 57)                                       2001      founding partner of TSG Capital
c/o Hartford Mutual Funds                                Group, a private equity investment
P.O. Box 2999                                            firm that serves as sponsor and lead
Hartford, CT 06104-2999                                  investor in leveraged buyouts of
                                                         middle market companies. Mr. Hill is
                                                         also a Partner of TSG Ventures L.P.,
                                                         a private equity investment company
                                                         that invests primarily in
                                                         minority-owned small businesses.
-----------------------------------------------------------------------------------------------------------------------------------
PHILLIP O. PETERSON           Director         Since     Mr. Peterson is a mutual fund               75        N/A
(age 58)                                       2002      industry consultant. He was a partner
c/o Hartford Mutual Funds                                of KPMG LLP until July 1999.
P.O. Box 2999
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------
MILLARD H. PRYOR, JR.         Director         Since     Mr. Pryor has served as Managing            75        Mr. Pryor is a
(age 69)                                       1977      Director of Pryor & Clark Company                     Director of Infodata
c/o Hartford Mutual Funds                                (real estate investment), Hartford,                   Systems, Inc.
P.O. Box 2999                                            Connecticut, since June 1992.                         (software company),
Hartford, CT 06104-2999                                                                                        CompuDyne
                                                                                                               Corporation
                                                                                                               (security products
                                                                                                               and services) and
                                                                                                               Corcap, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN K. SPRINGER              Director         Since     Mr. Springer served as Chairman of          75        None
(age 71)                                       1978      Medspan, Inc. (health maintenance
c/o Hartford Mutual Funds                                organization) until March 2002.
P.O. Box 2999
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------

* Term of Office: Each director may serve until his or her successor is elected and qualifies.

 HARTFORD MONEY MARKET HLS FUND

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS M. MARRA**           Director and        Since     Mr. Marra is President and Chief           75        Mr. Marra is a
(age 44)                    Chairman of         2002      Operating Officer of Hartford Life,                  member of the Board
c/o Hartford Mutual Funds   the Board                     Inc. He is also a member of the                      of Directors of The
P.O. Box 2999                                             Board of Directors and a member of                   Hartford Financial
Hartford, CT 06104-2999                                   the Office of the Chairman for The                   Services Group, Inc.
                                                          Hartford Financial Services Group,
                                                          Inc., the parent company of Hartford
                                                          Life. Mr. Marra was named President
                                                          of Hartford Life in 2001 and COO in
                                                          2000, and served as Executive Vice
                                                          President and Director of Hartford
                                                          Life's Investment Products Division
                                                          from 1998 to 2000. He was head of
                                                          Hartford Life's Individual Life and
                                                          Annuities Division from 1994 to 1998
                                                          after being promoted to Senior Vice
                                                          President in 1994 and Executive Vice
                                                          President in 1996. Mr. Marra is also
                                                          a Managing Member and President of
                                                          Hartford Investment Financial
                                                          Services, LLC ("HIFSCO") and HL
                                                          Investment Advisors, LLC ("HL
                                                          Advisors").
-----------------------------------------------------------------------------------------------------------------------------------
LOWNDES A. SMITH**          Director            Since     Mr. Smith served as Vice Chairman of       75        None
(age 62)                                        1996      Hartford Financial Services Group,
c/o Hartford Mutual Funds                                 Inc. from February 1997 to January
P.O. Box 2999                                             2002, as President and Chief
Hartford, CT 06104-2999                                   Executive Officer of Hartford Life,
                                                          Inc. from February 1997 to January
                                                          2002, and as President and Chief
                                                          Operating Officer of The Hartford
                                                          Life Insurance Companies from
                                                          January 1989 to January 2002.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID M. ZNAMIEROWSKI**     President and       Since     Mr. Znamierowski currently serves as       51        None
(age 41)                    Director            1999      President of Hartford Investment
c/o Hartford Mutual Funds                                 Management Company ("HIMCO") and
P.O. Box 2999                                             Senior Vice President, Chief
Hartford, CT 06104-2999                                   Investment Officer and Director of
                                                          Investment Strategy for Hartford
                                                          Life, Inc. Mr. Znamierowski is also
                                                          a Managing Member and Senior Vice
                                                          President of HIFSCO and HL
                                                          Investment Advisors.
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT W. BELTZ, JR.        Vice President      Since     Mr. Beltz currently serves as Vice        N/A        N/A
(age 53)                                        2002      President, Securities Operations of
500 Bielenberg Drive                                      Hartford Administrative Services
Woodbury, MN 55125                                        Company ("HASCO"). He also has
                                                          served as Assistant Vice President
                                                          of Hartford Life Insurance Company
                                                          since December 2001.
-----------------------------------------------------------------------------------------------------------------------------------
KEVIN J. CARR               Vice President      Since     Mr. Carr has served as Assistant          N/A        N/A
(age 48)                    and Secretary       1996      General Counsel since 1999, Counsel
c/o Hartford Mutual Funds                                 since November 1996 and Associate
P.O. Box 2999                                             Counsel since November 1995, of The
Hartford, CT 06104-2999                                   Hartford Financial Services Group,
                                                          Inc. Mr. Carr is also Counsel and
                                                          Assistant Secretary of HL Advisors
                                                          and HIFSCO and Assistant Secretary
                                                          of HIMCO.
-----------------------------------------------------------------------------------------------------------------------------------

 HARTFORD MONEY MARKET HLS FUND

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM H. DAVISON, JR.     Vice President   Since 2002   Mr. Davison is a Managing Director        N/A        N/A
(age 45)                                                  and Director of Funds Management
c/o Hartford Mutual Funds                                 Group of Hartford Investment
P.O. Box 2999                                             Management Company.
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------
TAMARA L. FAGELY            Vice President   Since 2002   Ms. Fagely has been Vice President        N/A        N/A
(age 44)                                                  of HASCO since 1998. Prior to 1998,
500 Bielenberg Drive                                      she was Second Vice President of
Woodbury, MN 55125                                        HASCO. She also has served as
                                                          Assistant Vice President of Hartford
                                                          Life Insurance Company since
                                                          December 2001.
-----------------------------------------------------------------------------------------------------------------------------------
BRUCE FERRIS                Vice President   Since 2002   Mr. Ferris serves as Vice President       N/A        N/A
(age 47)                                                  and a director of sales and
P.O. Box 2999                                             marketing in the Investment Products
Hartford, CT 06104-2999                                   Division of Hartford Life Insurance
                                                          Company.
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE R. JAY               Vice             Since 1996   Mr. Jay has served as Secretary and       N/A        N/A
(age 49)                    President,                    Director, Life and Equity Accounting
c/o Hartford Mutual Funds   Controller and                and Financial Control, of Hartford
P.O. Box 2999               Treasurer                     Life Insurance Company since 1987.
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------
RYAN JOHNSON                Vice President   Since 2002   Mr. Johnson has served as Vice            N/A        N/A
(age 42)                                                  President and a director of sales
P.O. Box 2999                                             and marketing in the Investment
Hartford, CT 06104-2999                                   Products Division of Hartford Life
                                                          Insurance Company since 1999.
                                                          Previously he was with Guardian
                                                          Insurance Company in New York City.
-----------------------------------------------------------------------------------------------------------------------------------
STEPHEN T. JOYCE            Vice President   Since 2000   Mr. Joyce currently serves as Senior      N/A        N/A
(age 43)                                                  Vice President and director of
c/o Hartford Mutual Funds                                 investment products management for
P.O. Box 2999                                             Hartford Life Insurance Company.
Hartford, CT 06104-2999                                   Previously he served as Vice
                                                          President (1997-1999) and Assistant
                                                          Vice President (1994-1997) of
                                                          Hartford Life Insurance Company.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID N. LEVENSON           Vice President   Since 2000   Mr. Levenson serves as Senior Vice        N/A        N/A
(age 36)                                                  President of Hartford Life Insurance
c/o Hartford Mutual Funds                                 Company and is responsible for the
P.O. Box 2999                                             Company's mutual funds line of
Hartford, CT 06104-2999                                   business. Mr. Levenson joined The
                                                          Hartford in 1995. Mr. Levenson is
                                                          also a senior vice president of
                                                          HIFSCO.
-----------------------------------------------------------------------------------------------------------------------------------

 HARTFORD MONEY MARKET HLS FUND

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
JOHN C. WALTERS             Vice President      Since     Mr. Walters serves as Executive Vice      N/A        N/A
(age 40)                                        2000      President and Director of the
c/o Hartford Mutual Funds                                 Investment Products Division of
P.O. Box 2999                                             Hartford Life Insurance Company.
Hartford, CT 06104-2999                                   Previously Mr. Walters was with
                                                          First Union Securities. Mr. Walters
                                                          is also a Managing Member and
                                                          Executive Vice President of HIFSCO
                                                          and HL Advisors.
-----------------------------------------------------------------------------------------------------------------------------------

   * Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

  ** "Interested person," as defined in the 1940 Act, of the Company because of the person's affiliation with or equity ownership of Hartford Investment Financial Services, LLC or affiliated companies.

 HARTFORD MONEY MARKET HLS FUND

 SHAREHOLDER MEETING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

Shareholders of Hartford Money Market HLS Fund addressed and approved the following proposals at a special meeting of shareholders held on July 16, 2002.

1. Proposal to elect the individuals listed below as directors.

           WINIFRED E.    DR. ROBERT      DUANE E.      WILLIAM A.     PHILLIP O.
             COLEMAN       M. GAVIN         HILL          O'NEILL       PETERSON
           -----------    ----------      --------      ----------     ----------
     For  1,919,859,527  1,925,919,664  1,923,538,505  1,921,233,261  1,924,161,061
Withheld    113,222,920    107,162,783    109,543,942    111,849,185    108,921,386

           MILLARD H.     LOWNDES A.       JOHN K.       DAVID M.
           PRYOR, JR.        SMITH        SPRINGER     ZNAMIEROWSKI
           ----------     ----------      --------     ------------
     For  1,919,311,293  1,922,112,400  1,922,280,881  1,922,426,487
Withheld    113,771,154    110,970,046    110,801,566    110,655,960

2. Proposals to Adopt, Eliminate or Revise Certain Fundamental Investment Policies.

   A. Proposal to revise the fundamental policy regarding the issuing of senior securities.

     FOR          AGAINST       ABSTAIN
     ---          -------       -------
1,753,766,636   133,764,648   145,551,162

   B. Proposal to revise the fundamental policy regarding the borrowing of money.

     FOR          AGAINST       ABSTAIN
     ---          -------       -------
1,740,020,933   147,810,824   145,250,690

   C. Proposal to revise the fundamental policy regarding investment concentrations within a particular industry.

     FOR          AGAINST       ABSTAIN
     ---          -------       -------
1,760,344,558   126,788,712   145,949,177

   D. Proposal to revise the fundamental policy regarding the making of loans.

     FOR          AGAINST       ABSTAIN
     ---          -------       -------
1,741,122,110   146,176,498   145,783,839

   E. Proposal to revise the fundamental policy regarding the underwriting of securities.

     FOR          AGAINST       ABSTAIN
     ---          -------       -------
1,755,444,875   135,132,148   142,505,424

   F. Proposal to revise the fundamental policy regarding investments in real estate and interests therein.

     FOR          AGAINST       ABSTAIN
     ---          -------       -------
1,759,088,936   130,803,139   143,190,372

   G. Proposal to revise the fundamental policy regarding purchases and sales of commodities and commodities contracts.

     FOR          AGAINST       ABSTAIN
     ---          -------       -------
1,732,349,081   155,622,876   145,110,490

   H. Proposal to eliminate the fundamental policy regarding the diversification of investments.

     FOR          AGAINST       ABSTAIN
     ---          -------       -------
1,728,370,441   161,131,100   143,580,906

3. Proposal to convert the investment objectives of certain funds from fundamental to non-fundamental.

     FOR          AGAINST       ABSTAIN
     ---          -------       -------
1,713,118,982   164,274,437   155,689,028

4. Proposal to reorganize certain funds from Maryland corporations into new series of Hartford Series Fund, Inc.

     FOR          AGAINST       ABSTAIN
     ---          -------       -------
1,770,203,936   120,912,942   141,965,568

PRIVACY POLICY AND PRACTICES OF THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND
                                 ITS AFFILIATES
                       (herein called "we, our, and us")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:
     a) management;
     b) use; and
     c) protection;
     of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:
     a) service your TRANSACTIONS with us; and
     b) support our business functions.

We may obtain PERSONAL INFORMATION from:
     a) YOU;
     b) your TRANSACTIONS with us; and
     c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
     a) your name;
     b) your address;
     c) your income;
     d) your payment; or
     e) your credit history;
     may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
     a) our insurance companies;
     b) our employee agents;
     c) our brokerage firms; and
     d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
     a) market our products; or
     b) market our services;
     to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:
     a) independent agents;
     b) brokerage firms;
     c) insurance companies;
     d) administrators; and
     e) service providers;
     who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
     a) taking surveys;
     b) marketing our products or services; or
     c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
     a) "opt-out;" or
     b) "opt-in;"
     as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
     a) your proper written authorization; or
     b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
     a) underwriting policies;
     b) paying claims;
     c) developing new products; or
     d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:
     a) the confidentiality; and
     b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
     a) secured files;
     b) user authentication;
     c) encryption;
     d) firewall technology; and
     e) the use of detection software.

We are responsible for and must:
     a) identify information to be protected;
     b) provide an adequate level of protection for that data;
     c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:
     a) credit history;
     b) income;
     c) financial benefits; or
     d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
     a) your medical records; or
     b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
     a) PERSONAL FINANCIAL INFORMATION; and
     b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
     a) your APPLICATION;
     b) your request for us to pay a claim; and
     c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
     a) asking about;
     b) applying for; or
     c) obtaining;
     a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

  THE   [THE HARTFORD LOGO OF BUCK]
HARTFORD   HLMMAR-1-03
                     Printed in U.S.A. (c) 2003 The Hartford, Hartford, CT 06115

           "The Hartford" is The Hartford Financial Services Group, Inc. and its
                  subsidiaries, including the issuing companies of Hartford Life
                      Insurance and Hartford Life and Annuity Insurance Company.



-----------------------                                       ------------------
The Hartford                                                       PRESORTED
P.O. Box 5085                                                      STANDARD
Hartford, CT 06102-5085                                          U.S. POSTAGE
-----------------------                                               PAID
                                                                   HUDSON, MA
                                                                  PERMIT NO. 6
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